Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities.
Beginning Balance	$ 16,594	$ 69,362
Purchase	569,885	3,172
Proceeds on disposal	(409,525)	(54,923)
Net realized gains/(losses) on disposal	(3,760)	(1,898)	$ 65
Fair value movement	1,919	795	(211)
Change in accrued interest	(274)	3
Foreign exchange gain (losses)	(51)	89
Ending Balance	$ 175,336	$ 16,594	$ 69,362